Cover	Jan. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity File Number	001-39903
Entity Registrant Name	AUTHENTIC EQUITY ACQUISITION CORP.
Entity Central Index Key	0001827392
Entity Tax Identification Number	98-1562072
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	32 Elm Place
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	(646)
Local Phone Number	374-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	AEACU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	AEAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	AEACW
Security Exchange Name	NASDAQ